19. Income Taxes: Schedule of Combined Canadian Federal and Provincial Statutory Income Tax Rate (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Details
Net loss before income tax	$ (6,850,918)	$ (15,462,945)	$ (9,446,454)
Combined federal and provincial statutory income tax rates	27.00%	27.00%	27.00%
Expected income tax recovery at statutory rates	$ 1,849,748	$ 4,174,995	$ 2,550,543
Non-deductible differences	1,195,284	(225,472)	(1,102,753)
Flow through expenditures	(663,475)	0	0
True-up of prior year amounts	578,598	0	0
Change in unrecognized deductible temporary differences	(2,960,155)	(3,949,523)	(1,447,790)
Total income tax recovery	$ 0	$ 0	$ 0